Note 11 - Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	$ 2,053	$ 1,347	$ 2,112
Deferred tax assets liabilities, balance	2,112	2,084	1,347
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance		0	(1)
Credit to comprehensive income		78	1
Acquisitions		(489)
Deferred tax assets liabilities, balance	(1)	(411)	0
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	2,054	1,347	2,113
Credit to comprehensive income	59	885	(766)
Acquisitions		263
Deferred tax assets liabilities, balance	2,113	2,495	1,347
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,005	814	1,005
Credit to comprehensive income	0	776	(191)
Acquisitions		263
Deferred tax assets liabilities, balance	1,005	1,853	814
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance		0	(1)
Credit to comprehensive income		0	1
Acquisitions		0
Deferred tax assets liabilities, balance	(1)	0	0
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance		0	0
Credit to comprehensive income		78	0
Acquisitions		(489)
Deferred tax assets liabilities, balance	0	(411)	0
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	1,049	533	1,108
Credit to comprehensive income	59	109	(575)
Acquisitions		0
Deferred tax assets liabilities, balance	$ 1,108	$ 642	$ 533